Stock Incentive Plans Schedule of share based compensation shares authorized under stock option plans by exercise price range table (Details) (USD $)	12 Months Ended
Mar. 29, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares)	15,140,567
Number of exercisable options (in shares)	10,694,088
$23.06-$39.04 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Option Exercise Price, Minimum	$ 23.06
Range of Option Exercise Price, Maximum	$ 39.04
Number of options outstanding (in shares)	5,269,835
Weighted average exercise price (in dollars per share)	$ 31.56
Weighted Average Remaining Contractual Term	7 years 9 months 15 days
Number of exercisable options (in shares)	1,392,011
Weighted average exercise price of exercisable options (in dollars per share)	$ 36.87
$39.11-$48.61 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Option Exercise Price, Minimum	$ 39.11
Range of Option Exercise Price, Maximum	$ 48.61
Number of options outstanding (in shares)	6,075,780
Weighted average exercise price (in dollars per share)	$ 45.73
Weighted Average Remaining Contractual Term	4 years 9 months 7 days
Number of exercisable options (in shares)	5,531,586
Weighted average exercise price of exercisable options (in dollars per share)	$ 45.82
$48.65-$60.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Option Exercise Price, Minimum	$ 48.65
Range of Option Exercise Price, Maximum	$ 60.25
Number of options outstanding (in shares)	3,794,952
Weighted average exercise price (in dollars per share)	$ 55.06
Weighted Average Remaining Contractual Term	3 years 3 months 7 days
Number of exercisable options (in shares)	3,770,491
Weighted average exercise price of exercisable options (in dollars per share)	$ 55.08